Stock Options and Warrants (Details) - Nonvested Restricted Stock Shares Activity - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Nonvested Restricted Stock Shares Activity [Abstract]
Balance, Number of Unvested Shares	10,417
Balance, Weighted Average Grant Date Fair Value	$ 9.60
Balance, Aggregate Value of Unvested Shares	$ 100,000
Granted, Number of Unvested Shares	44,009	12,500
Granted Weighted Average Grant Date Fair Value	$ 7.32	$ 9.60
Granted, Aggregate Value of Unvested Shares	$ 322,080	$ 120,000
Vested, Number of Unvested Shares	(42,473)	(2,083)
Vested Weighted Average Grant Date Fair Value	$ 7.56	$ 9.60
Vested, Aggregate Value of Unvested Shares	$ (320,971)	$ (20,000)
Forfeitures, Number of Unvested Shares	0	0
Forfeitures Weighted Average Grant Date Fair Value	$ 0	$ 0
Forfeitures, Aggregate Value of Unvested Shares	$ 0	$ 0
Balance, Number of Unvested Shares	11,953	10,417
Balance, Weighted Average Grant Date Fair Value	$ 8.46	$ 9.60
Balance, Aggregate Value of Unvested Shares	$ 101,109	$ 100,000